Total
UBS US Quality Growth At Reasonable Price Fund
UBS US Quality Growth At Reasonable Price Fund
Investment objective
The Fund seeks to provide capital appreciation.
Fees and expenses

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. In addition to the fees and expenses described below, you also may be required to pay commissions or other fees to your broker for transactions in Class P shares.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees	UBS US Quality Growth At Reasonable Price Fund Class P
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (load) (CDSC) (as a % of purchase or sales price, whichever is less)	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	UBS US Quality Growth At Reasonable Price Fund Class P
Management fees	0.50%
Distribution and/or service (12b-1) fees	none
Other expenses	0.28%	[1]
Total annual fund operating expenses	0.78%	[1]
Management fee waiver/expense reimbursements	(0.28%)
Total annual fund operating expenses after management fee waiver/expense reimbursements	0.50%	[1],[2]
[1]	"Other expenses" are based on estimates for the current fiscal year.
[2]	The Trust, with respect to the Fund, and UBS Asset Management (Americas) Inc., the Fund's investment advisor and administrator ("UBS AM (Americas)" or the "Advisor"), have entered into a written agreement pursuant to which the Advisor has agreed to waive a portion of its management fees and/or to reimburse expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions, extraordinary expenses and dividend expense and security loan fees for securities sold short) to the extent necessary so that the Fund's ordinary operating expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions, extraordinary expenses and dividend expense and security loan fees for securities sold short), through the period ending October 28, 2021, do not exceed 0.50% for Class P shares. Pursuant to the written agreement, the Advisor is entitled to be reimbursed for any fees it waives and expenses it reimburses for a period of three years following such fee waivers and expense reim-bursements to the extent that such reimbursement of the Advisor by the Fund will not cause the Fund to exceed the lesser of any applicable expense limit that is in place for the Fund (i) at the time of the waiver or reimbursement or (ii) at the time of recoupment. The fee waiver/expense reimbursement agreement may be terminated by the Fund's Board of Trustees at any time and also will terminate automatically upon the expiration or termination of the Fund's advisory contract with the Advisor. Upon termination of the fee waiver/expense reimbursement agreement, however, UBS AM (Americas)'s three year recoupment rights will survive.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs described in the example reflect the expenses of the Fund that would result from the contractual fee waiver and expense reimbursement agreement with the Advisor for the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example	1 year	3 years
UBS US Quality Growth At Reasonable Price Fund | Class P | USD ($)	51	221

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Because the Fund had not yet commenced operations as of the date of this prospectus, it does not have a portfolio turnover rate to provide.

Principal strategies Principal investments

To achieve its investment objective, the Fund invests in, or seeks exposure to, stocks with attractive growth, quality, and valuation profiles.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in US companies. Under normal circumstances, the Fund invests a substantial portion of its net assets in large-capitalization equities traded in the United States. Investments in equity securities may include but are not limited to common stock (including REITs) of issuers located throughout the world, and American Depositary Receipts. The Fund may invest in issuers from both developed markets (including the United States) and emerging markets.

Under normal market conditions, the Advisor intends to invest the Fund's portfolio under the following guidelines, but reserves the right to deviate if economic and business conditions warrant:

•  20-50 stocks in the portfolio

•  Companies with a market capitalization of $2.5 billion or greater

•  Typical allocation to American Depository Receipts (ADRs) of 15% or less

•  Minimum of 6 sectors included in the portfolio for diversification purposes

•  The Fund aims to be fully invested but may allow for a cash allocation—with a range of 1-10% and a 2% target—for liquidity purposes.

The Fund is a non-diversified fund, which means that the Fund may invest more of its assets in a smaller number of issuers than a diversified investment company.

Under certain market conditions, the Fund may invest in companies at the time of their initial public offering ("IPO").

Under certain market conditions, the Fund may, but is not required to, use exchange traded derivative instruments for risk management purposes or as part of the Fund's investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, index or other market factor and may relate to stocks, bonds, interest rates, credit, currencies or currency exchange rates, commodities and related indexes. The derivatives in which the Fund may invest include futures, forward currency agreements and equity participation notes. All of these derivatives may be used for risk management purposes to manage or adjust the risk profile of the Fund. Futures on currencies and forward currency agreements may also be used to hedge against a specific currency. In addition, all of the derivative instruments listed above may be used for investment (non-hedging) purposes to earn income; to enhance returns; to replace more traditional direct investments (except for forward currency agreements); or to obtain exposure to certain markets (except for forward currency agreements). The Fund also may use futures contracts on equity securities and indices to gain market exposure on its uninvested cash.

The Fund also may at times invest in ETFs and other investment companies for the purpose of gaining exposure to the stock market while maintaining liquidity.

Management process

The Advisor seeks to invest in high quality companies, expected to deliver above-average earnings per share (EPS) growth over the next 3-5 years, trading at attractive valuations. The Advisor believes that investment risks inherent in investing in higher growth-oriented stocks can be mitigated by focusing on both higher quality companies and being disciplined regarding valuations. Using this approach, the Advisor believes the portfolio can deliver attractive risk-adjusted total returns through the market cycle when compared to US large-cap growth indices.

The portfolio management team defines "reasonable price" as attractive valuation relative to a company's peers. While the primary metric used to assess valuation is price-to-earnings, the team may include other metrics such as enterprise value-to-earnings before interest, taxes, depreciation and amortization ("EBITDA") and price-to-sales.

In selecting individual securities for investment, the Advisor begins with a proprietary quantitative model. The investable universe of stocks are scored using the following metrics:

•  High-quality as defined by margin stability over a business cycle and return on equity.

•  Expected earnings growth over the next 3-5 years

•  Valuation relative to its peers.

The Advisor may modify the quantitative screening process at any time, without shareholder approval or notice.

Stocks are then reviewed from a "bottom-up" or fundamental perspective by the Advisor, leveraging the intellectual capital of UBS Global Wealth Management ("WM"), an affiliate of the Advisor, Chief Investment Office ("CIO") equity strategists and equity sector analysts, as well as other resources. The Advisor assesses the fundamental outlook for revenues, earnings, quality, and valuation—among other metrics—while determining potential upside and downside risks given current and expected market environments. This assessment is determined with the intention of owning stocks for the portfolio over a multi-year time horizon.

In addition, the Advisor constructs the portfolio taking into account several investment considerations including but not limited to: the UBS House View (a publication of macro and thematic views of WM CIO) on markets, regions, sectors and style factors. While the Advisor may receive input from multiple business units within UBS, the Advisor has final discretion in the portfolio's construction.

Main risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below are some of the specific risks of investing in the Fund.

Market risk: The market value of the Fund's investments may fluctuate, sometimes rapidly or unpredictably, as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole.

Investment style risk: The risk that returns from large capitalization growth stocks will produce lower returns than the overall stock market. Large-cap stocks tend to go through cycles of doing better—or worse—than other segments of the stock market or the stock market in general.

Model and data risk: The Advisor uses a proprietary quantitative model in selecting investments for the Fund. Investments selected using a model may perform differently than expected as a result of the factors used in the model, the weight placed on each factor, changes from the factors' historical trends, and technical issues in the construction and implementation of the model (including, for example, data problems, problems with data supplied by third parties, software issues, or other types of errors). There is no guarantee that the Advisor's quantitative model will perform as expected or result in effective investment decisions for the Fund.

Focus risk: To the extent the Fund's investment strategy leads to sizable allocations to a particular market, sector or industry, the Fund may be more sensitive to any single economic, business, political, regulatory, or other event that occurs in that market, sector or industry. As a result, there may be more fluctuation in the price of the Fund's shares.

Foreign investing risk: The value of the Fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar. Also, foreign securities are sometimes less liquid and more difficult to sell and to value than securities of US issuers. These risks are greater for investments in emerging market issuers.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the Advisor may not produce the desired results.

Small- and mid-capitalization risk: The risk that securities of smaller capitalization companies tend to be more volatile and less liquid than securities of larger capitalization companies. This can have a disproportionate effect on the market price of smaller capitalization companies and affect the Fund's ability to purchase or sell these securities. In general, smaller capitalization companies are more vulnerable than larger companies to adverse business or economic developments, and they may have more limited resources.

Non-diversification risk: The Fund is a non-diversified investment company, which means that the Fund may invest more of its assets in a smaller number of issuers than a diversified investment company. As a non-diversified fund, the Fund's share price may be more volatile, and the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

Real estate and REITs risk: The risk that the Fund's performance will be affected by adverse developments in the real estate industry. Real estate values may be affected by a variety of factors, including: local, national or global economic conditions; changes in zoning or other property-related laws; environmental regulations; interest rates; tax and insurance considerations; overbuilding; property taxes and operating expenses; or declining values in a neighborhood. Similarly, a REIT's performance depends on the types, values, locations and management of the properties it owns. In addition, a REIT may be more susceptible to adverse developments affecting a single project or market segment than a more diversified investment. Loss of status as a qualified REIT under the US federal tax laws could adversely affect the value of a particular REIT or the market for REITs as a whole.

IPOs risk: The purchase of shares issued in IPOs may expose the Fund to the risks associated with issuers that have no operating history as public companies, as well as to the risks associated with the sectors of the market in which the issuer operates. The market for IPO shares may be volatile, and share prices of newly-public companies may fluctuate significantly over a short period of time.

Emerging markets risk: There are additional risks inherent in investing in less developed countries that are applicable to the Fund. Compared to the United States and other developed countries, investments in emerging market issuers may decline in value because of unfavorable foreign government actions, greater risks of political instability or the absence of accurate information about emerging market issuers. Further, emerging countries may have economies based on only a few industries and securities markets that trade only a small number of securities and employ settlement procedures different from those used in the United States. Prices on these exchanges tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries. Further, investments by foreign investors are subject to a variety of restrictions in many emerging countries. Countries such as those in which the Fund may invest may experience high rates of inflation, high interest rates, exchange rate fluctuations or currency depreciation, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment.

Leverage risk associated with financial instruments: The use of financial instruments to increase potential returns, including derivatives used for investment (non-hedging) purposes, may cause the Fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the Fund that exceed the amount originally invested.

Derivatives risk: The value of "derivatives"—so called because their value "derives" from the value of an underlying asset, reference rate or index—may rise or fall more rapidly than other investments. It is possible for the Fund to lose more than the amount it invested in the derivative. The risks of investing in derivative instruments also include market risk, management risk, counterparty risk (which is the risk that a counterparty to a derivative contract is unable or unwilling to meet its financial obligations) and the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate, index or overall market securities. In addition, many types of swaps and other non-exchange traded derivatives may be subject to liquidity risk, credit risk and mispricing or valuation complexity. These derivatives risks are different from, and may be greater than, the risks associated with investing directly in securities and other instruments.

Investing in ETFs risk: The Fund's investment in ETFs may subject the Fund to additional risks than if the Fund would have invested directly in the ETF's underlying securities. These risks include the possibility that an ETF may experience a lack of liquidity that can result in greater volatility than its underlying securities; an ETF may trade at a premium or discount to its net asset value; an ETF may not replicate exactly the performance of the benchmark index it seeks to track; trading an ETF's shares may be halted if the listing exchange's officials deem such action appropriate; and a passively managed ETF would not necessarily sell a security because the issuer of the security was in financial trouble unless the security is removed from the index that the ETF seeks to track. In addition, investing in an ETF may also be more costly than if a Fund had owned the underlying securities directly. The Fund, and indirectly, shareholders of the Fund, bear a proportionate share of the ETF's expenses, which include management and advisory fees and other expenses. In addition, the Fund will pay brokerage commissions in connection with the purchase and sale of shares of the ETF.

Investing in other funds risk: The investment performance of the Fund is affected by the investment performance of the underlying funds in which the Fund may invests. Through its investment in the underlying funds, the Fund is subject to the risks of the underlying fund's investments and their expenses.

Performance
There is no performance information quoted for the Fund as the Fund had not commenced investment operations as of the date of this prospectus.